Fair Value Measurements	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements

Note 9 — Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company’s Private Placement Warrant liability at June 30, 2021 and December 31, 2020 and Public Warrant liability at December 31, 2020 is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The Company’s warrant liability for the Public Warrants at June 30, 2021 is based on quoted prices (unadjusted) with less volume and transaction frequency than active markets. The fair value of the Public Warrant liability is classified within Level 1 of the fair value hierarchy. For the period ended December 31, 2020 there were no reclassifications into Level 1, Level 2 or Level 3. For the period ending March 31, 2021 the Public Warrants were reclassified from a Level 3 to a Level 1 classification. No other reclassifications occurred during the period ending June 30, 2021.

The following tables presents fair value information as of June 30, 2021 and December 31, 2020 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	June 30,	Markets	Inputs	Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Description
Assets:
Mutual Funds held in Trust Account	100,031,414	100,031,414	—	—
	$100,031,414	$100,031,414	$—	$—
Liabilities
Warrant liabilities - Public Warrants	14,000,000	14,000,000	—	—
Warrant liabilities – Private Warrants	465,458	—	—	465,458
	$14,465,458	$14,000,000	$—	$465,458

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Description
Assets:
Mutual Funds held in Trust Account	29,851	29,851	—	—
U.S. Treasury Securities	99,983,000	99,983,000
	$100,012,851	$100,012,851	$—	$—

Liabilities
Warrant liabilities - Public Warrants	5,750,000	—	—	5,750,000
Warrant liabilities – Private Warrants	288,351	—	—	288,351
	$6,038,351	$—	$—	$6,038,351

The Company utilizes a Monte Carlo simulation model to value the Private Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The aforementioned warrant liabilities are not subject to qualified hedge accounting.

The following table provides quantitative information regarding Level 3 fair value measurements:

	At	At
	June 30,	December 31,
	2021	2020
Stock price	$10.83	$10.17
Strike price	$11.5	$11.5
Term (in years)	5.12	5.13
Volatility	36.0%	24.4%
Risk-free rate	0.74%	0.38%
Dividend yield	0.0%	0.0%

The following table presents the changes in the fair value of warrant liabilities:

		Private	Warrant
	Public	Placement	Liabilities
Fair value as of December 31, 2020	5,750,000	288,351	6,038,351
Change in valuation inputs or other assumptions	8,250,000	177,107	8,427,107
Fair value as of June 30, 2021	$14,000,000	$465,458	$14,465,458

Note 12 — Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Description
Assets:
Mutual Funds held in Trust Account	$29,851	$29,851	$—	$—
U.S. Treasury Securities held in Trust Account	99,983,000	99,983,000	—	—
Liabilities:
Warrant liabilities (Restated)	6,038,351	—	—	6,038,351
	$106,051,202	$100,012,851	$—	$6,038,351

Note 12 — Fair Value Measurements (continued)

The Company utilizes a Monte Carlo simulation model to value the warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The aforementioned warrant liabilities are not subject to qualified hedge accounting.

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2020.

The following table provides quantitative information regarding Level 3 fair value measurements:

	At
	September 22,
	2020	At	At
	(Initial	September 30,	December 31,
	Measurement)	2020	2020
Stock price	$9.26	$9.14	$10.17
Strike price	$11.50	$11.50	$11.50
Term (in years)	5.42	5.38	5.13
Volatility	24.4%	24.4%	24.4%
Risk-free rate	0.33%	0.32%	0.38%
Dividend yield	0.0%	0.0%	0.0%

The following table presents the changes in the fair value of warrant liabilities:

		Private	Warrant
	Public	Placement	Liabilities
Fair value as of July 1, 2020	$—	$—	$—
Initial measurement on September 18, 2020	7,770,722	237,630	8,008,352
Change in valuation inputs or other assumptions	(215,870)	(7,056)	(217,979)
Fair value as of September 30, 2020	7,554,852	230,574	7,790,373
Change in valuation inputs or other assumptions	(1,804,852)	52,830	(1,752,022)
Fair value as of December 31, 2020	$5,750,000	$288,351	$6,038,351